Income Taxes (Tables)	12 Months Ended
Oct. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of the Income Tax Expenses Determined at the Statutory Income Tax Rate

A reconciliation of the income tax expenses determined at the statutory income tax rate to the Company’s income taxes is as follows:

	For The Year Ended October 31,
	2025	2024	2023
Income tax computed at 25%	$(29,825)	$621,030	$544,135
Different tax rates in other jurisdictions	336,470	10,347	8,235
Tax preferential rate	(135,251)	(253,840)	(211,285)
Non deductible expenses	1,774	1,968	6,452
Super deduction	(6,780)	(7,245)	(30,610)
Deferred tax on lease recognized in current year	17,172	-	-
Impairment of fixed assets	-	8,507	-
Tax loss not recognised	19,340	-	-
Income tax expense	$202,900	$380,767	$316,927

Schedule of Income Tax Expenses
	For The Year Ended October 31,
	2025	2024	2023
Current income tax expense	$313,463	$370,713	$344,918
Deferred income tax effect	(110,563)	10,054	(27,991)
Total income tax expense	$202,900	$380,767	$316,927
Effective tax rates	(170.1)%	15.3%	14.3%

Schedule of Deferred Tax Asset

As of October 31, 2025 and 2024, deferred tax asset consisted of:

	October 31, 2025	October 31, 2024
Deferred tax asset
Provision for bad debts	$252,592	$124,479
Provision for inventory obsolescence	2,070	2,634
Lease liabilities	15,982	—
Estimated warranty liabilities	1,447	9,686
Deferred tax liability
Right-of-use assets	(23,183)	—
Totals	$248,908	$136,799